FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Credit risk (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Expected Loss Provision	€ 2,415	€ 1,755	€ 941
Accounts receivables
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Gross accounts receivable	€ 10,869	€ 12,052
Expected credit loss rate	22.22%	14.56%
Expected Loss Provision	€ 2,415	€ 1,755
Accounts receivables | Less than 1 month
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Gross accounts receivable	€ 8,717	€ 9,563
Expected credit loss rate	6.31%	4.51%
Expected Loss Provision	€ 550	€ 431
Accounts receivables | Greater than 1 month and Less than 3 months
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Gross accounts receivable	€ 747	€ 1,193
Expected credit loss rate	71.62%	14.84%
Expected Loss Provision	€ 535	€ 177
Accounts receivables | Greater than 3 months
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Gross accounts receivable	€ 1,405	€ 1,296
Expected credit loss rate	94.66%	88.50%
Expected Loss Provision	€ 1,330	€ 1,147